DOCUMENT AND ENTITY INFORMATION (USD $)	12 Months Ended
Mar. 31, 2012
Entity Registrant Name	BOSTON CAPITAL TAX CREDIT FUND V LP
Entity Central Index Key	0001267425
Current Fiscal Year End Date	--03-31
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding	0
Document Type	10-K
Amendment Flag	false
Document Period End Date	Mar 31, 2012
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012
Entity Well-Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float	$ 0

BALANCE SHEETS (USD $)	Mar. 31, 2012	Mar. 31, 2011
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	$ 36,431,445	$ 45,194,905
OTHER ASSETS
Cash and cash equivalents	2,051,958	2,236,091
Notes receivable	230,663	429,038
Deferred acquisition costs, net of accumulated amortization	3,694,361	4,617,692
Other assets	103,748	112,483
Assets	42,512,175	52,590,209
LIABILITIES
Accounts payable and accrued expenses	843	843
Accounts payable - affiliates	3,470,297	2,582,469
Capital contributions payable	332,419	511,813
Liabilities	3,803,559	3,095,125
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner's interest	0	0
Limited partnership interest	38,873,048	49,632,550
General partner	(164,432)	(137,466)
Partners' Capital	38,708,616	49,495,084
Liabilities and Stockholders Equity	42,512,175	52,590,209
Series Forty Seven [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	8,629,599	10,949,197
OTHER ASSETS
Cash and cash equivalents	366,067	397,096
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	1,668,277	2,001,933
Other assets	0	0
Assets	10,663,943	13,348,226
LIABILITIES
Accounts payable and accrued expenses	385	385
Accounts payable - affiliates	1,530,089	1,166,745
Capital contributions payable	91,654	91,654
Liabilities	1,622,128	1,258,784
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner's interest	0	0
Limited partnership interest	9,095,919	12,135,927
General partner	(54,104)	(46,485)
Partners' Capital	9,041,815	12,089,442
Liabilities and Stockholders Equity	10,663,943	13,348,226
Series Forty Eight [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	6,625,699	8,346,895
OTHER ASSETS
Cash and cash equivalents	348,763	435,509
Notes receivable	0	168,628
Deferred acquisition costs, net of accumulated amortization	694,768	833,720
Other assets	0	0
Assets	7,669,230	9,784,752
LIABILITIES
Accounts payable and accrued expenses	115	115
Accounts payable - affiliates	980,280	816,900
Capital contributions payable	10,001	178,629
Liabilities	990,396	995,644
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner's interest	0	0
Limited partnership interest	6,712,899	8,817,897
General partner	(34,065)	(28,789)
Partners' Capital	6,678,834	8,789,108
Liabilities and Stockholders Equity	7,669,230	9,784,752
Series Forty Nine [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	21,176,147	25,898,813
OTHER ASSETS
Cash and cash equivalents	1,337,128	1,403,486
Notes receivable	230,663	260,410
Deferred acquisition costs, net of accumulated amortization	1,331,316	1,782,039
Other assets	103,748	112,483
Assets	24,179,002	29,457,231
LIABILITIES
Accounts payable and accrued expenses	343	343
Accounts payable - affiliates	959,928	598,824
Capital contributions payable	230,764	241,530
Liabilities	1,191,035	840,697
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner's interest	0	0
Limited partnership interest	23,064,230	28,678,726
General partner	(76,263)	(62,192)
Partners' Capital	22,987,967	28,616,534
Liabilities and Stockholders Equity	$ 24,179,002	$ 29,457,231

BALANCE SHEETS [Parenthetical] (USD $)	Mar. 31, 2012	Mar. 31, 2011
Units of assignor limited partner's capital, authorized	12,500,000	12,500,000
Beneficial assignee certificates of assignor limited partner's capital, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partner's capital, issued	11,777,706	11,777,706
Units of assignor limited partner's capital, outstanding	11,777,706	11,777,706
Units of limited partnership interest, issued	11,777,706	11,777,706
Units of limited partnership interest, outstanding	11,777,706	11,777,706
Series Forty Seven [Member]
Units of assignor limited partner's capital, authorized	12,500,000	12,500,000
Beneficial assignee certificates of assignor limited partner's capital, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partner's capital, issued	3,478,334	3,478,334
Units of assignor limited partner's capital, outstanding	3,478,334	3,478,334
Units of limited partnership interest, issued	3,478,334	3,478,334
Units of limited partnership interest, outstanding	3,478,334	3,478,334
Series Forty Eight [Member]
Units of assignor limited partner's capital, authorized	12,500,000	12,500,000
Beneficial assignee certificates of assignor limited partner's capital, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partner's capital, issued	2,299,372	2,299,372
Units of assignor limited partner's capital, outstanding	2,299,372	2,299,372
Units of limited partnership interest, issued	2,299,372	2,299,372
Units of limited partnership interest, outstanding	2,299,372	2,299,372
Series Forty Nine [Member]
Units of assignor limited partner's capital, authorized	12,500,000	12,500,000
Beneficial assignee certificates of assignor limited partner's capital, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partner's capital, issued	6,000,000	6,000,000
Units of assignor limited partner's capital, outstanding	6,000,000	6,000,000
Units of limited partnership interest, issued	6,000,000	6,000,000
Units of limited partnership interest, outstanding	6,000,000	6,000,000

STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Income
Interest income	$ 14,656	$ 54,209
Other income	5,525	0
Total income	20,181	54,209
Share of losses from operating limited partnerships	(1,846,049)	(3,152,301)
Expenses and loss
Professional fees	99,186	115,145
Partnership management fee	1,009,786	1,021,891
Amortization	769,616	993,070
General and administrative expenses	82,290	88,883
Impairment loss	6,999,722	6,214,616
Operating Expenses	8,960,600	8,433,605
NET LOSS	(10,786,468)	(11,531,697)
Net loss allocated to general partner	(26,966)	(28,829)
Net loss allocated to limited partner	(10,759,502)	(11,502,868)
Net loss per BAC (in dollars per unit)	$ (0.91)	$ (0.98)
Series Forty Seven [Member]
Income
Interest income	2,248	5,950
Other income	0	0
Total income	2,248	5,950
Share of losses from operating limited partnerships	(350,362)	(916,045)
Expenses and loss
Professional fees	30,920	33,403
Partnership management fee	358,409	367,987
Amortization	333,656	337,770
General and administrative expenses	26,132	28,446
Impairment loss	1,950,396	1,583,819
Operating Expenses	2,699,513	2,351,425
NET LOSS	(3,047,627)	(3,261,520)
Net loss allocated to general partner	(7,619)	(8,154)
Net loss allocated to limited partner	(3,040,008)	(3,253,366)
Net loss per BAC (in dollars per unit)	$ (0.87)	$ (0.94)
Series Forty Eight [Member]
Income
Interest income	2,299	7,490
Other income	0	0
Total income	2,299	7,490
Share of losses from operating limited partnerships	(242,780)	(911,098)
Expenses and loss
Professional fees	26,824	27,542
Partnership management fee	219,915	208,840
Amortization	138,952	226,325
General and administrative expenses	22,896	24,016
Impairment loss	1,461,206	1,230,871
Operating Expenses	1,869,793	1,717,594
NET LOSS	(2,110,274)	(2,621,202)
Net loss allocated to general partner	(5,276)	(6,553)
Net loss allocated to limited partner	(2,104,998)	(2,614,649)
Net loss per BAC (in dollars per unit)	$ (0.92)	$ (1.14)
Series Forty Nine [Member]
Income
Interest income	10,109	40,769
Other income	5,525	0
Total income	15,634	40,769
Share of losses from operating limited partnerships	(1,252,907)	(1,325,158)
Expenses and loss
Professional fees	41,442	54,200
Partnership management fee	431,462	445,064
Amortization	297,008	428,975
General and administrative expenses	33,262	36,421
Impairment loss	3,588,120	3,399,926
Operating Expenses	4,391,294	4,364,586
NET LOSS	(5,628,567)	(5,648,975)
Net loss allocated to general partner	(14,071)	(14,122)
Net loss allocated to limited partner	$ (5,614,496)	$ (5,634,853)
Net loss per BAC (in dollars per unit)	$ (0.94)	$ (0.94)

STATEMENTS OF CHANGES IN PARTNERS' CAPITAL (DEFICIT) (USD $)	Limited Partner [Member]	General Partner [Member]	Total	Series Forty Seven [Member] Limited Partner [Member]	Series Forty Seven [Member] General Partner [Member]	Series Forty Seven [Member]	Series Forty Eight [Member] Limited Partner [Member]	Series Forty Eight [Member] General Partner [Member]	Series Forty Eight [Member]	Series Forty Nine [Member] Limited Partner [Member]	Series Forty Nine [Member] General Partner [Member]	Series Forty Nine [Member]
Partners' capital (deficit) at Mar. 31, 2010	$ 61,135,418	$ (108,637)	$ 61,026,781	$ 15,389,293	$ (38,331)	$ 15,350,962	$ 11,432,546	$ (22,236)	$ 11,410,310	$ 34,313,579	$ (48,070)	$ 34,265,509
Net loss	(11,502,868)	(28,829)	(11,531,697)	(3,253,366)	(8,154)	(3,261,520)	(2,614,649)	(6,553)	(2,621,202)	(5,634,853)	(14,122)	(5,648,975)
Partners' capital (deficit) at Mar. 31, 2011	49,632,550	(137,466)	49,495,084	12,135,927	(46,485)	12,089,442	8,817,897	(28,789)	8,789,108	28,678,726	(62,192)	28,616,534
Net loss	(10,759,502)	(26,966)	(10,786,468)	(3,040,008)	(7,619)	(3,047,627)	(2,104,998)	(5,276)	(2,110,274)	(5,614,496)	(14,071)	(5,628,567)
Partners' capital (deficit) at Mar. 31, 2012	$ 38,873,048	$ (164,432)	$ 38,708,616	$ 9,095,919	$ (54,104)	$ 9,041,815	$ 6,712,899	$ (34,065)	$ 6,678,834	$ 23,064,230	$ (76,263)	$ 22,987,967

STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Cash flows from operating activities
Net loss	$ (10,786,468)	$ (11,531,697)
Adjustments to reconcile net loss to net cash used in operating activities
Share of loss from operating limited partnerships	1,846,049	3,152,301
Impairment loss	6,999,722	6,214,616
Distributions received from operating limited partnerships	71,404	30,600
Amortization	769,616	993,070
Changes in assets and liabilities
Other assets	8,735	(6,245)
Accounts payable - affiliates	887,828	937,828
Net cash used in operating activities	(203,114)	(209,527)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	(10,766)	(59,339)
(Advances) to repayments from operating limited partnerships	29,747	(155,128)
Net cash provided by (used in) investing activities	18,981	(214,467)
NET DECREASE IN CASH AND CASH EQUIVALENTS	(184,133)	(423,994)
Cash and cash equivalents, beginning	2,236,091	2,660,085
Cash and cash equivalents, end	2,051,958	2,236,091
Supplemental schedule of noncash investing and financing activities:
The fund applied notes receivable and advances to its capital contribution obligation to operating limted partnerships.	168,628	1,860,931
The fund has increased its investments in operating limited partnerships and increased its capital contribution obligation in operating limited partnerships for low-income tax credits generated.	0	4,686
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0	115,156
Series Forty Seven [Member]
Cash flows from operating activities
Net loss	(3,047,627)	(3,261,520)
Adjustments to reconcile net loss to net cash used in operating activities
Share of loss from operating limited partnerships	350,362	916,045
Impairment loss	1,950,396	1,583,819
Distributions received from operating limited partnerships	18,840	552
Amortization	333,656	337,770
Changes in assets and liabilities
Other assets	0	0
Accounts payable - affiliates	363,344	388,344
Net cash used in operating activities	(31,029)	(34,990)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0	(2,475)
(Advances) to repayments from operating limited partnerships	0	0
Net cash provided by (used in) investing activities	0	(2,475)
NET DECREASE IN CASH AND CASH EQUIVALENTS	(31,029)	(37,465)
Cash and cash equivalents, beginning	397,096	434,561
Cash and cash equivalents, end	366,067	397,096
Supplemental schedule of noncash investing and financing activities:
The fund applied notes receivable and advances to its capital contribution obligation to operating limted partnerships.	0	199,846
The fund has increased its investments in operating limited partnerships and increased its capital contribution obligation in operating limited partnerships for low-income tax credits generated.	0	2,343
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0	0
Series Forty Eight [Member]
Cash flows from operating activities
Net loss	(2,110,274)	(2,621,202)
Adjustments to reconcile net loss to net cash used in operating activities
Share of loss from operating limited partnerships	242,780	911,098
Impairment loss	1,461,206	1,230,871
Distributions received from operating limited partnerships	17,210	10,713
Amortization	138,952	226,325
Changes in assets and liabilities
Other assets	0	0
Accounts payable - affiliates	163,380	238,380
Net cash used in operating activities	(86,746)	(3,815)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0	(2,475)
(Advances) to repayments from operating limited partnerships	0	(168,628)
Net cash provided by (used in) investing activities	0	(171,103)
NET DECREASE IN CASH AND CASH EQUIVALENTS	(86,746)	(174,918)
Cash and cash equivalents, beginning	435,509	610,427
Cash and cash equivalents, end	348,763	435,509
Supplemental schedule of noncash investing and financing activities:
The fund applied notes receivable and advances to its capital contribution obligation to operating limted partnerships.	168,628	199,846
The fund has increased its investments in operating limited partnerships and increased its capital contribution obligation in operating limited partnerships for low-income tax credits generated.	0	2,343
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0	115,156
Series Forty Nine [Member]
Cash flows from operating activities
Net loss	(5,628,567)	(5,648,975)
Adjustments to reconcile net loss to net cash used in operating activities
Share of loss from operating limited partnerships	1,252,907	1,325,158
Impairment loss	3,588,120	3,399,926
Distributions received from operating limited partnerships	35,354	19,335
Amortization	297,008	428,975
Changes in assets and liabilities
Other assets	8,735	(6,245)
Accounts payable - affiliates	361,104	311,104
Net cash used in operating activities	(85,339)	(170,722)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	(10,766)	(54,389)
(Advances) to repayments from operating limited partnerships	29,747	13,500
Net cash provided by (used in) investing activities	18,981	(40,889)
NET DECREASE IN CASH AND CASH EQUIVALENTS	(66,358)	(211,611)
Cash and cash equivalents, beginning	1,403,486	1,615,097
Cash and cash equivalents, end	1,337,128	1,403,486
Supplemental schedule of noncash investing and financing activities:
The fund applied notes receivable and advances to its capital contribution obligation to operating limted partnerships.	0	1,461,239
The fund has increased its investments in operating limited partnerships and increased its capital contribution obligation in operating limited partnerships for low-income tax credits generated.	0	0
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	$ 0	$ 0

ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Mar. 31, 2012
Accounting Policies [Abstract]
Organization, Consolidation, Basis of Presentation, Business Description and Accounting Policies [Text Block]

NOTE A - ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Boston Capital Tax Credit Fund V L.P. (the “Fund” or “Partnership”) was formed under the laws of the State of Delaware on October 15, 2003, for the purpose of acquiring, holding, and disposing of limited partnership interests in operating limited partnerships which have been organized to acquire, develop, rehabilitate, operate and own newly constructed, existing or rehabilitated apartment complexes which qualified for the Low-Income Housing Tax Credit established by the Tax Reform Act of 1986. Accordingly, the apartment complexes are restricted as to rent charges and operating methods. The general partner of the Fund is Boston Capital Associates V L.L.C. and the limited partner is BCTC V Assignor Corp. (the “assignor limited partner”).

In accordance with the limited partnership agreement, profits, losses, and cash flow (subject to certain priority allocations and distributions) and tax credits are allocated 99.75% to the assignees and .25% to the general partner.

A Registration Statement on Form S-11 and the related prospectus, (the "Prospectus") were filed with the Securities and Exchange Commission and became effective January 2, 2004 in connection with a public offering ("Offering") in one or more series of a minimum of 250,000 BACs and a maximum of 7,000,000 BACs at $10 per BAC. On August 10, 2004 an amendment to Form S-11, which registered an additional 8,500,000 BACs for sale to the public in one or more series became effective. As of December 31, 2005, subscriptions had been received and accepted by the Fund for 11,777,706 BAC's representing capital contributions of $117,777,060.

The BAC’s issued and outstanding in each series at March 31, 2012 and 2011 are as follows:

	2012	2011

Series 47	3,478,334	3,478,334
Series 48	2,299,372	2,299,372
Series 49	6,000,000	6,000,000

	11,777,706	11,777,706

Investments in Operating Limited Partnerships

The Fund accounts for its investments in operating limited partnerships using the equity method, whereby the Fund adjusts its investment cost for its share of each operating limited partnership’s results of operations and for any distributions received or accrued. However, the Fund recognizes the individual operating limited partnership’s losses only to the extent that the Fund’s share of losses from the operating limited partnerships does not exceed the carrying amount of its investment and its advances to operating limited partnerships. Unrecognized losses are suspended and offset against future individual operating limited partnership income.

The Fund reviews its investment in operating limited partnerships for impairment whenever events or changes in circumstances indicate that the carrying amount of such investments may not be recoverable. Recoverability is measured by a comparison of the carrying amount of the investment to the future net undiscounted cash flows expected to be generated by the operating limited partnerships including the low-income housing tax credits and the residual value upon sale or disposition of the equity interest in the operating limited partnerships. If the investment is considered to be impaired, the impairment to be recognized is measured at the amount by which the carrying amount of the investment exceeds the fair value of such investment. The Fund also evaluates its intangibles for impairment in connection with its investments in operating limited partnerships. Impairment losses have been recognized for the years ended March 31, 2012 and March 31, 2011, of $6,999,722 and $6,214,616, respectively.

Capital contributions to operating limited partnerships are adjusted by tax credit adjusters. Tax credit adjusters are defined as adjustments to operating limited partnership capital contributions due to reductions in actual tax credits from those originally projected. The Fund records tax credit adjusters as a reduction in investments in operating limited partnerships and capital contributions payable.

The operating limited partnerships maintain their financial statements based on a calendar year and the Fund utilizes a March 31 year-end. The Fund records losses and income from the operating limited partnerships on a calendar year basis which is not materially different from losses and income generated if the operating limited partnerships utilized a March 31 year-end.

The Fund records capital contributions payable to the operating limited partnerships once there is a binding obligation to fund a specified amount. The operating limited partnerships record capital contributions from the Fund when received.

In accordance with the accounting guidance for the consolidation of variable interest entities, the Fund determines when it should include the assets, liabilities, and activities of a variable interest entity (VIE) in its financial statements, and when it should disclose information about its relationship with a VIE. A VIE is a legal structure used to conduct activities or hold assets, which must be consolidated by a company if it is the primary beneficiary because it has (1) the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance and (2) the obligation to absorb losses or receive benefits that could potentially be significant to the VIE. If multiple unrelated parties share such power, as defined, no party is required to consolidate the VIE.

The Fund determines whether an entity is a VIE and whether it is the primary beneficiary at the date of initial involvement with the entity. The Fund reassesses whether it is the primary beneficiary of a VIE on an ongoing basis based on changes in facts and circumstances. In determining whether it is the primary beneficiary, the partnership considers the purpose and activities of the VIE, including the variability and related risks the VIE incurs and transfers to other entities and their related parties. These factors are considered in determining whether the Fund has the power to direct activities of the VIE that most significantly impact the VIE’s economic performance and whether the Fund also has the obligation to absorb losses of or receive benefits from the VIE that could be potentially significant to the VIE. If the Fund determines that it is the primary beneficiary of the VIE, the VIE is consolidated within the partnership’s financial statements.

Based on this guidance, the operating limited partnerships in which the Fund invests meet the definition of a VIE. However, management does not consolidate the Fund’s interests in these VIEs under this guidance, as it is not considered to be the primary beneficiary. The Fund currently records the amount of its investment in these operating limited partnerships as an asset on its balance sheets, recognizes its share of the operating limited partnership income or losses in the statements of operations, and discloses how it accounts for material types of these investments in its financial statements. The Fund’s balance in investment in operating limited partnerships, advances to operating limited partnerships, plus the risk of recapture of tax credits previously recognized on these investments, represents its maximum exposure to loss. The Fund’s exposure to loss on these operating limited partnerships is mitigated by the condition and financial performance of the underlying properties as well as the strength of the operating general partners and their guarantee against credit recapture.

Deferred Acquisition Costs

Acquisition costs were amortized on the straight-line method over 27.5 years. As of March 31, 2012, an impairment loss of $153,715 for Series 49 was recorded. As of March 31, 2011, an impairment loss of $515,429 and $791,820 for Series 48 and Series 49, respectively, was recorded. As of March 31, 2012, the lives of the remaining acquisition costs were reassessed and determined to be 5 years for all Series.

Accumulated amortization as of March 31, 2012 and 2011 is as follows:

	2012	2011

Series 47	$1,245,954	$912,298
Series 48	738,387	599,435
Series 49	1,598,717	1,301,709

	$3,583,058	$2,813,442

The amortization of deferred acquisition costs for each of the ensuing 5 years through March 31, 2017 is estimated to be $738,872 per year.

Capitalized Expenses

Costs incurred in connection with borrowing funds to make capital contributions to operating limited partnerships and certain other costs are capitalized and included in investments in operating limited partnerships. Such costs are being amortized on the straight-line method over 27.5 years. As of March 31, 2011, an impairment loss of $86,385 and $31,129 for Series 47 and Series 48, respectively, was recorded to bring the capitalized expense to zero for Series 47 and Series 48

Accumulated amortization for capitalized expenses as of March 31, 2012 and 2011 are as follows:

	2012	2011

Series 47	$-	$25,689
Series 48	-	9,134
Series 49	-	-

	$-	$34,823

Income Taxes

The Fund has elected to be treated as a pass-through entity for income tax purposes and, as such, is not subject to income taxes. Rather, all items of taxable income, deductions and tax credits are passed through to and are reported by its owners on their respective income tax returns.  The Fund’s federal tax status as a pass-through entity is based on its legal status as a Fund. Accordingly, the Fund is not required to take any tax positions in order to qualify as a pass-through entity. The Fund is required to file and does file tax returns with the Internal Revenue Service and other taxing authorities. Accordingly, these financial statements do not reflect a provision for income taxes and the Fund has no other tax positions, which must be considered for disclosure.

Cash and Cash Equivalents

Cash equivalents include money market accounts having original maturities at date of acquisition of three months or less. The carrying value approximates fair value because of the short maturity of these instruments.

Fiscal Year

For financial reporting purposes, the Fund uses a March 31 year-end, whereas for income tax reporting purposes, the Fund uses a calendar year. The operating limited partnerships use a calendar year for both financial and income tax reporting.

Net Loss per Beneficial Assignee Certificate

Net loss per beneficial assignee partnership unit is calculated based upon the weighted average number of units outstanding during the year. The weighted average number of units in Series 47, 48 and 49 at March 31, 2012 and 2011 are as follows:

	2012	2011

Series 47	3,478,334	3,478,334
Series 48	2,299,372	2,299,372
Series 49	6,000,000	6,000,000

	11,777,706	11,777,706

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Recent Accounting Pronouncements

In June 2009, the the Financial Accounting Standards Board (FASB) issued an amendment to the accounting and disclosure requirements for the consolidation of VIEs. The amended guidance modifies the consolidation model to one based on control and economics, and replaces the current quantitative primary beneficiary analysis with a qualitative analysis. The primary beneficiary of a VIE will be the entity that has (1) the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance and (2) the obligation to absorb losses or receive benefits that could potentially be significant to the VIE. If multiple unrelated parties share such power, as defined, no party will be required to consolidate the VIE. Further, the amended guidance requires continual reconsideration of the primary beneficiary of a VIE and adds an additional reconsideration event for determination of whether an entity is a VIE. Additionally, the amendment requires enhanced and expanded disclosures around VIEs. This amendment is effective for fiscal years beginning after November 15, 2009. The adoption of this guidance on April 1, 2010 did not have a material effect on the Fund’s financial statements.

RELATED PARTY TRANSACTIONS	12 Months Ended
Mar. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

NOTE B - RELATED PARTY TRANSACTIONS

During the years ended March 31, 2012 and 2011, the Fund entered into several transactions with various affiliates of the general partner, including Boston Capital Partners, Inc. (BCP), Boston Capital Services, Inc. (BCS), Boston Capital Holdings Limited Partnership (BCHLP) and Boston Capital Asset Management Limited Partnership (BCAM), as follows:

The Fund incurred a fund management fee to Boston Capital Asset Management Limited Partnership in an amount equal to .5 percent of the aggregate cost of the apartment complexes owned by the Operating Partnerships, less the amount of various asset management and reporting fees paid by the Operating Partnerships. The fund management fees net of reporting fees incurred and the reporting fees paid by the Operating Partnerships for the years ended March 31, 2012 and 2011, are as follows:

	2012
	Gross Fund Management Fee	Asset Management & Reporting Fee	Fund Management Fee net of Asset Management & Reporting Fee

Series 47	$388,344	$29,935	$358,409
Series 48	238,380	18,465	219,915
Series 49	511,104	79,642	431,462

	$1,137,828	$128,042	$1,009,786

	2011
	Gross Fund Management Fee	Asset Management & Reporting Fee	Fund Management Fee net of Asset Management & Reporting Fee

Series 47	$388,344	$20,357	$367,987
Series 48	238,380	29,540	208,840
Series 49	511,104	66,040	445,064

	$1,137,828	$115,937	$1,021,891

All fund management fees will be paid, without interest, from available cash flow or the proceeds of sales or refinancing of the partnership's interests in operating limited partnerships. As of March 31, 2012 and 2011, total fund management fees accrued were $3,470,297 and $2,582,469, respectively.

The fund management fees paid by the Fund for the years ended March 31, 2012 and 2011 are as follows:

	2012	2011

Series 47	$25,000	$-
Series 48	75,000	-
Series 49	150,000	200,000

	$250,000	$200,000

General and administrative expenses and professional fees incurred by Boston Capital Partners, Inc., Boston Capital Holdings Limited Partnership and Boston Capital Asset Management Limited Partnership for each series for the years ended March 31, 2012 and 2011, charged to each series’ operations are as follows:

	2012	2011

Series 47	$20,239	$23,030
Series 48	18,601	20,510
Series 49	23,457	27,117

	$62,297	$70,657

INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	12 Months Ended
Mar. 31, 2012
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments Disclosure [Text Block]

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS

At March 31, 2012 and 2011, the Fund has limited partnership interests in operating limited partnerships which own or are constructing operating apartment complexes. The number of operating limited partnerships in which the Fund has limited partnership interests at March 31, 2012 and 2011 by series are as follows:

	2012	2011

Series 47	15	15
Series 48	11	11
Series 49	24	24

	50	50

Under the terms of the Fund’s investment in each operating limited partnership, the Fund is required to make capital contributions to the operating limited partnerships. These contributions are payable in installments over several years upon each operating limited partnership achieving specified levels of construction and/or operations. At March 31, 2012 and 2011, contributions are payable to operating limited partnerships as follows:

	2012	2011

Series 47	$91,654	$91,654
Series 48	10,001	178,629
Series 49	230,764	241,530

	$332,419	$511,813

The fund’s investments in operating limited partnerships at March 31, 2012 is summarized as follows:

	Total	Series 47	Series 48	Series 49

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$88,232,675	$25,829,698	$17,111,380	$45,291,597

Cumulative distributions from operating limited partnerships	(242,984)	(36,275)	(85,663)	(121,046)

Cumulative impairment loss in investments in operating limited partnerships	(19,633,177)	(6,099,586)	(2,567,590)	(10,966,001)

Cumulative losses from operating limited partnerships	(31,925,069)	(11,064,238)	(7,832,428)	(13,028,403)

Investments in operating limited partnerships per balance sheets	36,431,445	8,629,599	6,625,699	21,176,147

	Total	Series 47	Series 48	Series 49

The fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2012 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2011 (see note A).	(655,098)	(91,653)	(178,628)	(384,817)

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(8,746,941)	(800,432)	(263,057)	(7,683,452)

The fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	333,626	-	-	333,626

Cumulative impairment loss in investments in operating limited partnerships	19,633,177	6,099,586	2,567,590	10,966,001

Other	4,754	(5,759)	2,420	8,093

Equity per operating limited partnerships’ combined financial statements	$47,000,963	$13,831,341	$8,754,024	$24,415,598

The fund’s investments in operating limited partnerships at March 31, 2011 is summarized as follows:

	Total	Series 47	Series 48	Series 49

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$88,232,675	$25,829,698	$17,111,380	$45,291,597

Cumulative distributions from operating limited partnerships	(171,580)	(17,435)	(68,453)	(85,692)

Cumulative impairment loss in investments in operating limited partnerships	(12,787,170)	(4,149,190)	(1,106,384)	(7,531,596)

Cumulative losses from operating limited partnerships	(30,079,020)	(10,713,876)	(7,589,648)	(11,775,496)

Investments in operating limited partnerships per balance sheets	45,194,905	10,949,197	8,346,895	25,898,813

	Total	Series 47	Series 48	Series 49

The fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2011 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2010 (see note A).	(665,864)	(91,653)	(178,628)	(395,583)

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(7,921,693)	(249,351)	(51,330)	(7,621,012)

The fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	333,626	-	-	333,626

Cumulative impairment loss in investments in operating limited partnerships	12,787,170	4,149,190	1,106,384	7,531,596

Other	5,633	(5,657)	2,441	8,849

Equity per operating limited partnerships’ combined financial statements	$49,733,777	$14,751,726	$9,225,762	$25,756,289

The combined summarized balance sheets of the operating limited partnerships in which Series 47, 48 and 49 hold an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS

	Total	Series 47	Series 48	Series 49
ASSETS

Buildings and improvements, net of accumulated depreciation	$246,480,158	$83,289,382	$59,063,634	$104,127,142
Land	22,528,233	8,589,687	6,709,244	7,229,302
Other assets	23,053,924	8,239,979	5,448,962	9,364,983

	$292,062,315	$100,119,048	$71,221,840	$120,721,427

LIABILITIES AND PARTNERS’ CAPITAL

Mortgages and construction loans payable	$192,130,464	$68,373,641	$49,008,261	$74,748,562
Accounts payable and accrued expenses	2,940,104	1,231,546	712,925	995,633
Other liabilities	32,205,394	9,838,390	7,215,583	15,151,421

	227,275,962	79,443,577	56,936,769	90,895,616
PARTNERS’ CAPITAL
Boston Capital Tax Credit Fund V L.P.	47,000,963	13,831,341	8,754,024	24,415,598
Other partners	17,785,390	6,844,130	5,531,047	5,410,213

	64,786,353	20,675,471	14,285,071	29,825,811

	$292,062,315	$100,119,048	$71,221,840	$120,721,427

The combined summarized balance sheets of the operating limited partnerships in which Series 47, 48 and 49 hold an interest as of December 31, 2010 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS

	Total	Series 47	Series 48	Series 49
ASSETS

Buildings and improvements, net of accumulated depreciation	$257,744,656	$87,045,310	$61,870,702	$108,828,644
Land	22,576,589	8,589,687	6,709,244	7,277,658
Other assets	22,531,584	8,162,397	5,221,399	9,147,788

	$302,852,829	$103,797,394	$73,801,345	$125,254,090

LIABILITIES AND PARTNERS’ CAPITAL

Mortgages and construction loans payable	$195,399,491	$69,493,831	$49,679,903	$76,225,757
Accounts payable and accrued expenses	3,645,373	1,367,804	629,998	1,647,571
Other liabilities	35,692,514	11,106,248	8,498,605	16,087,661

	234,737,378	81,967,883	58,808,506	93,960,989
PARTNERS’ CAPITAL
Boston Capital Tax Credit Fund V L.P.	49,733,777	14,751,726	9,225,762	25,756,289
Other partners	18,381,674	7,077,785	5,767,077	5,536,812

	68,115,451	21,829,511	14,992,839	31,293,101

	$302,852,829	$103,797,394	$73,801,345	$125,254,090

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2011 in which Series 47 through Series 49 had an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Total	Series 47	Series 48	Series 49
Revenue
Rent	$33,221,675	$12,022,011	$8,049,555	$13,150,109
Interest and other	1,235,811	483,125	330,945	421,741

	34,457,486	12,505,136	8,380,500	13,571,850
Expenses
Interest	5,521,080	1,736,678	1,077,921	2,706,481
Depreciation and amortization	11,204,983	3,731,135	2,706,700	4,767,148
Taxes and insurance	3,954,517	1,592,297	966,551	1,395,669
Repairs and maintenance	4,258,853	1,657,626	1,034,278	1,566,949
Operating expenses	12,052,181	4,422,472	2,768,580	4,861,129
Impairment	-	-	-	-
Other expenses	1,115,805	491,399	478,737	145,669

	38,107,419	13,631,607	9,032,767	15,443,045

NET LOSS	$(3,649,933)	$(1,126,471)	$(652,267)	$(1,871,195)

Net loss allocated to Boston Capital Tax Credit Fund V L.P. *	$(2,712,711)	$(901,443)	$(454,507)	$(1,356,761)

Net loss allocated to other partners	$(937,222)	$(225,028)	$(197,760)	$(514,434)

* Amount includes $551,081, $211,727 and $103,854 for Series 47, Series 48 and Series 49, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2010 in which Series 47 through Series 49 had an interest as of December 31, 2010 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Total	Series 47	Series 48	Series 49
Revenue
Rent	$31,519,954	$11,630,669	$7,728,078	$12,161,207
Interest and other	1,221,648	399,684	292,826	529,138

	32,741,602	12,030,353	8,020,904	12,690,345
Expenses
Interest	5,009,397	1,808,847	1,111,209	2,089,341
Depreciation and amortization	11,078,105	3,736,907	2,749,409	4,591,789
Taxes and insurance	3,987,855	1,597,929	984,859	1,405,067
Repairs and maintenance	4,734,858	1,873,745	1,342,662	1,518,451
Operating expenses	11,686,940	4,237,317	2,841,165	4,608,458
Impairment	6,728,437	-	-	6,728,437
Other expenses	2,596,626	527,862	504,775	1,563,989

	45,822,218	13,782,607	9,534,079	22,505,532

NET LOSS	$(13,080,616)	$(1,752,254)	$(1,513,175)	$(9,815,187)

Net loss allocated to Boston Capital Tax Credit Fund V L.P.	$(10,552,123)	$(1,165,396)	$(962,428)	$(8,424,299)

Net loss allocated to other partners	$(2,528,493)	$(586,858)	$(550,747)	$(1,390,888)

* Amount includes $249,351, $51,330 and $7,099,141 for Series 47, Series 48 and Series 49, respectively, of loss not recognized under the equity method of accounting as described in note A.

NOTES RECEIVABLE	12 Months Ended
Mar. 31, 2012
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]

NOTE D - NOTES RECEIVABLE

Notes receivable at March 31, 2012 and 2011 consist of advance installments of $230,663 and $429,038 , respectively, of capital contributions to operating limited partnerships. The notes are comprised of noninterest bearing and interest bearing notes with rates ranging from prime to prime + 1.00%. Prime was 3.25% as of March 31, 2012 and 2011. These notes are secured by future installments of capital contributions or paid upon demand. The notes at March 31, 2012 and 2011 by series are as follows:

	2012	2011

Series 47	$-	$-
Series 48	-	168,628
Series 49	230,663	260,410

	$230,663	$429,038

RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN	12 Months Ended
Mar. 31, 2012
Reconciliation of Financial Statement Net Income Loss to Income Tax Return Disclosure [Abstract]
Reconciliation of Financial Statement Net Income (Loss) to Tax Return [Text Block]

NOTE E - RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN

For income tax purposes, the fund reports using a December 31 year-end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2012 is reconciled as follows:

	Total	Series 47	Series 48	Series 49
Net income (loss) for financial reporting purposes	$(10,786,468)	$(3,047,627)	$(2,110,274)	$(5,628,567)

Accrued partnership management fee not deducted for income tax purposes	887,828	363,344	163,380	361,104

Other	688,432	34,553	27,003	626,876

Excess of tax depreciation over book depreciation on operating limited partnership assets	(1,182,633)	(295,101)	(395,534)	(491,998)

Impairment loss not recognized for tax purposes	6,999,722	1,950,396	1,461,206	3,588,120

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(866,662)	(551,081)	(211,727)	(103,854)

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	406,270	216,810	85,322	104,138

Income (loss) for tax return purposes, December 31, 2011	$(3,853,511)	$(1,328,706)	$(980,624)	$(1,544,181)

For income tax purposes, the fund reports using a December 31 year-end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2011 is reconciled as follows:

	Total	Series 47	Series 48	Series 49
Net income (loss) for financial reporting purposes	$(11,531,697)	$(3,261,520)	$(2,621,202)	$(5,648,975)

Accrued partnership management fee not deducted (deducted) for income tax purposes	937,828	388,344	238,380	311,104

Other	169,557	38,923	37,771	92,863

Excess of tax depreciation over book depreciation on operating limited partnership assets	(1,996,364)	(980,178)	(485,547)	(530,639)

Impairment loss not recognized for tax purposes	6,214,616	1,583,819	1,230,871	3,399,926

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(7,399,822)	(249,351)	(51,330)	(7,099,141)

Operating limited partnership impairment loss not recognized for tax purposes	6,728,437	-	-	6,728,437

Difference due to fiscal year for book purposes and calendar year for tax purposes	655,144	245,385	149,852	259,907

Income (loss) for tax return purposes, December 31, 2010	$(6,222,301)	$(2,234,578)	$(1,501,205)	$(2,486,518)

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2012 are as follows:

	Total	Series 47	Series 48	Series 49
Investments in operating limited partnerships - tax return December 31, 2011	$44,981,252	$10,663,501	$6,391,941	$27,925,810

Impairment loss in investment in operating limited partnerships	(19,633,177)	(6,099,586)	(2,567,590)	(10,966,001)

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	(8,746,941)	(800,432)	(263,057)	(7,683,452)

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-	-

Other	19,830,311	4,866,116	3,064,405	11,899,790

Investments in operating limited partnerships - as reported	$36,431,445	$8,629,599	$6,625,699	$21,176,147

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2011 are as follows:

	Total	Series 47	Series 48	Series 49
Investments in operating limited partnerships - tax return December 31, 2010	$48,380,727	$11,845,643	$7,348,812	$29,186,272

Impairment loss in investment in operating limited partnerships	(12,787,170)	(4,149,190)	(1,106,384)	(7,531,596)

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	(7,921,693)	(249,351)	(51,330)	(7,621,012)

Operating limited partnership impairment loss not recognized for tax purposes	6,728,437	-	-	6,728,437

Other	10,794,604	3,502,095	2,155,797	5,136,712

Investments in operating limited partnerships - as reported	$45,194,905	$10,949,197	$8,346,895	$25,898,813

CASH EQUIVALENTS	12 Months Ended
Mar. 31, 2012
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents Disclosure [Text Block]

NOTE F- CASH EQUIVALENTS

Cash equivalents of $2,050,590 and $2,235,801 as of March 31, 2012 and 2011, respectively, include money market accounts with interest rates ranging from 0.10% to 0.35% per annum.

CONCENTRATION OF CREDIT RISK	12 Months Ended
Mar. 31, 2012
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]

NOTE G - CONCENTRATION OF CREDIT RISK

The Fund maintains its cash and cash equivalent balances in several accounts in various financial institutions. The balances are generally insured by the Federal Deposit Insurance Corporation (FDIC) up to specified limits by each institution. At times, the balances may exceed these insurance limits; however, the Fund has not experienced any losses with respect to it balances in excess of FDIC insurance. Management believes that no significant concentration of credit risk with respect to these cash and cash equivalent balances exists as of March 31, 2012.

FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Mar. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]

NOTE H - FAIR VALUE OF FINANCIAL INSTRUMENTS

The Fund’s financial instruments relate to other assets, notes receivable, and accounts payable - affiliates. Management has not disclosed the fair value of these financial instruments because determination of such fair value is deemed to be impractical. The other assets, notes receivable, and accounts payable - affiliates are due from or owed to affiliates of the Fund. The unique nature of these financial instruments makes determination of any fair value impractical. See notes B and D for disclosure of the carrying amount and terms of these financial instruments.